Segmented information - Total assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total assets	$ 1,819,753	$ 1,694,500
Operating Segments | Heavy Equipment - Australia
Segment Reporting Information [Line Items]
Total assets	1,216,293	987,634
Operating Segments | Heavy Equipment - Canada
Segment Reporting Information [Line Items]
Total assets	1,225,651	1,142,414
Operating Segments | Other
Segment Reporting Information [Line Items]
Total assets	318,084	343,690
Eliminations
Segment Reporting Information [Line Items]
Total assets	$ (940,275)	$ (779,238)